Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

16.INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Under the Singapore tax laws, subsidiaries in Singapore are subject to a unified 17% tax rate, except for certain entities that are entitled to preferential tax treatments, and there are no withholding taxes in Singapore on remittance of dividends. iQIYI International Singapore Pte, Ltd. was granted a five-year Development and Expansion Incentive (“DEI”) commencing from September 15, 2020, which awards a concessionary tax rate of 10% on qualifying income, subject to certain terms and conditions imposed. An entity could re-apply for DEI upon the expiry of prior one, subject to the terms and conditions and amendments thereof.

China

Effective from January 1, 2008, the PRC’s statutory Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% with HNTE certificate effective for a period of three years and a “Software Enterprise” (“SE”) is entitled to a two-year income tax exemption starting from the first profit making year, followed by a reduction of half the applicable tax rate for the subsequent three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires. The SE is subject to relevant governmental authorities’ annual assessment based on self-assessment supporting documents filed with the tax authorities each year.

Certain PRC subsidiaries and VIEs, including Beijing QIYI Century, Shanghai Zhong Yuan and Beijing iQIYI are qualified HNTEs and enjoy a reduced tax rate of 15% for the years presented, which will expire in 2021 or 2022. Chengdu Skymoons Interactive Network Game Co., Ltd, qualified as a SE, is entitled to an exemption from the enterprise income tax for two years beginning from 2017, and a reduced tax rate of 12.5% for the subsequent three years. The qualification as a “SE” is subject to annual evaluation by the relevant authorities in China.

The other PRC subsidiaries and consolidated VIEs and VIE’s subsidiaries are subject to the 25% EIT rate.

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in China or which has an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

The Group’s loss before income taxes consists of:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Non-PRC	(670,529)	(1,243,926)	(1,130,036)	(173,186)
PRC	(8,311,901)	(8,980,961)	(5,853,841)	(897,139)
	(8,982,430)	(10,224,887)	(6,983,877)	(1,070,325)

Income tax expense for the years ended December 31, 2018, 2019 and 2020 consists of:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax expense	123,887	129,164	65,255	10,001
Deferred income tax benefit	(45,086)	(77,312)	(41,979)	(6,434)
	78,801	51,852	23,276	3,567

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(2,245,608)	(2,556,222)	(1,745,969)	(267,581)
Effect of differing tax rates in different jurisdictions	172,111	293,976	291,884	44,733
Non-deductible expenses	380,327	436,312	516,236	79,117
Research and development super-deduction	(40,466)	(66,026)	(159,919)	(24,509)
Effect of PRC preferential tax rates and tax holiday	709,165	707,518	243,964	37,389
Other adjustments	(51,451)	104,484	57,018	8,738
Change in valuation allowance	1,154,723	1,131,810	820,062	125,680
Income tax expense	78,801	51,852	23,276	3,567

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	83,324	117,387	17,990
Bad debt provision	32,654	104,458	16,009
Net operating losses carried forward	801,430	1,078,698	165,318
Recorded cost relating to capitalized assets	2,943,758	3,363,003	515,403
Fixed assets depreciation	17,967	18,651	2,858
Valuation allowance	(3,751,855)	(4,571,917)	(700,677)
Deferred tax assets, net	127,278	110,280	16,901
Deferred tax liabilities:
Long-lived assets arising from acquisitions	122,498	63,521	9,735

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	34,916	51,347	7,869
Deferred tax liabilities	30,136	4,588	703

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2019 and 2020, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2019 and 2020, the Group had tax losses of RMB4,641,219 and RMB6,529,485 (US$1,000,687) deriving from entities in the PRC, Hong Kong and Singapore. The tax losses in the PRC can be carried forward for five years to offset future taxable income and the period was extended to ten years for entities qualified as HNTE in 2020 and thereafter. The tax losses in Hong Kong and Singapore can be carried forward without an expiration date.

The Group did not record any dividend withholding tax, as there were no taxable outside basis differences noted as of the end of the periods presented.

The Group evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements. The Group elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss. As of the years ended December 31, 2018, 2019 and 2020, there was no significant impact from tax uncertainties on the Group’s financial position and result of operations. The Group did not record any interest and penalties related to an uncertain tax position for each of the years ended December 31, 2018, 2019 and 2020. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Group’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax filings from 2015 through 2020 remain open to examination by the respective tax authorities. The Group may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.